Robert M. Kurucza 202.346.4515 RKurucza@goodwinprocter.com	Goodwin Procter llp Counselors at Law 901 New York Avenue NW Washington, DC 20001 T: 202.346.4000 F: 202.346.4444

EDGAR Correspondence

February 27, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Old Westbury Funds, Inc. (the “Corporation”)
Post-Effective Amendment No. 54 under the
Securities Act of 1933 and Amendment No. 55 under the
Investment Company Act of 1940
File Nos. 033-66528 and 811-07912

Ladies and Gentlemen:

The Corporation is transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Corporation’s Post-Effective Amendment No. 54 (“Post-Effective Amendment”) under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 55 under the 1940 Act).

This Post-Effective Amendment is being filed to respond to certain staff comments, to add to the Registration Statement the audited financial statements for the fiscal year ended October 31, 2013 and to make certain non-material changes to the Corporation’s Registration Statement. In accordance with the provisions of Rule 485(b)(4), we are not aware of any disclosures that would render this Post-Effective Amendment ineligible to become effective on March 1, 2014 pursuant to Rule 485(b).

If you have any questions concerning this filing, please contact me at (202) 346-4515.

Very truly yours,

/s/ Robert M. Kurucza

Robert M. Kurucza